Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	JPMorgan Trust II
Entity Central Index Key	0000763852
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000009616 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class A Shares
Trading Symbol	PGBOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class A Shares)	$76	0.74%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class A Shares, without a sales charge, returned 5.93% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class A Shares)	May 1, 1992	2.00%	(1.05)%	1.16%
JPMorgan Core Bond Fund (Class A Shares) - excluding sales charge		5.93	(0.28)	1.55
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	May 01, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009618 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class C Shares
Trading Symbol	OBOCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class C Shares)	$136	1.32%

Expenses Paid, Amount	$ 136
Expense Ratio, Percent	1.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class C Shares, without a sales charge, returned 5.36% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class C Shares)	March 22, 1999	4.36%	(0.84)%	1.06%
JPMorgan Core Bond Fund (Class C Shares) - excluding sales charge		5.36	(0.84)	1.06
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009615 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class I Shares
Trading Symbol	WOBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class I Shares)	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class I Shares returned 6.30% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class I Shares)	June 1, 1991	6.30%	(0.02)%	1.80%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Jun. 01, 1991
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070638 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R2 Shares)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R2 Shares returned 5.58% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R2 Shares)	November 3, 2008	5.58%	(0.61)%	1.23%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173234 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCBPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R3 Shares)	$85	0.82%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R3 Shares returned 5.87% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R3 Shares)	September 9, 2016	5.87%	(0.37)%	1.44%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173235 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCBQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R4 Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R4 Shares returned 6.12% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R4 Shares)	September 9, 2016	6.12%	(0.12)%	1.69%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000033520 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R5 Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R5 Shares returned 6.39% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R5 Shares)	May 15, 2006	6.39%	0.05%	1.87%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009619 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Bond Fund (Class R6 Shares)	$33	0.32%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.32%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Bond Fund's Class R6 Shares returned 6.37% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s underweight to U.S. Treasuries was the largest contributor to relative performance over the period. Rates rallied across the curve, as growing uncertainty about the impact of the U.S. administration’s policy agenda weighed on both corporate and consumer sentiment and concerns about growth reemerged.
  The Fund’s allocation to corporate credit was a significant contributor to relative performance over the period. Exposure to financials and industrials helped performance. The Fund’s underweight to the financials and industrials sectors was negative for performance, but security selection in these sectors more than offset this drag.
  The Fund’s out-of-benchmark allocation to non-agency mortgage-backed securities ("MBS") contributed to relative returns over the period.  Non-agency MBS, non-agency commercial MBS, and mortgage-related asset-backed securities all added to the Fund’s returns.
  The Fund’s longer duration compared to the Index was a tailwind, as Treasury yields fell in the front and intermediate portions of the curve.  At the end of the period, the duration of the Fund was 6.06 years compared to the Index duration of 6.04 years.
  The Fund’s allocation to agency MBS was the largest detractor from relative performance over the period. It was a period that didn’t reward portfolios built with prepay protected MBS, which is a hallmark of the Fund’s security selection.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was overweight in the one- to five-year portion of the curve, where rates fell most and underweight to the 10- to 30-year portion of the curve, where rates were unchanged or slightly higher.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Bond Fund (Class R6 Shares)	February 22, 2005	6.37%	0.15%	1.96%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 49,948,490,000
Holdings Count | Holding	3,732
Advisory Fees Paid, Amount	$ 127,326,000
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$49,948,490
Total number of portfolio holdings	3,732
Portfolio turnover rate	30%
Total advisory fees paid (000's)	$127,326

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009621 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class A Shares
Trading Symbol	ONIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class A Shares)	$76	0.73%

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class A Shares, without a sales charge, returned 6.85% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class A Shares)	March 5, 1993	2.81%	(0.67)%	1.42%
JPMorgan Core Plus Bond Fund (Class A Shares) - excluding sales charge		6.85	0.09	1.81
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Mar. 05, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009623 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class C Shares
Trading Symbol	OBDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class C Shares)	$141	1.37%

Expenses Paid, Amount	$ 141
Expense Ratio, Percent	1.37%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class C Shares, without a sales charge, returned 6.12% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class C Shares)	May 30, 2000	5.12%	(0.55)%	1.29%
JPMorgan Core Plus Bond Fund (Class C Shares) - excluding sales charge		6.12	(0.55)	1.29
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	May 30, 2000
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009620 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class I Shares
Trading Symbol	HLIPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class I Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class I Shares returned 7.02% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class I Shares)	March 5, 1993	7.02%	0.36%	2.09%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Mar. 05, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JCPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R2 Shares)	$116	1.12%

Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R2 Shares returned 6.44% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R2 Shares)	November 3, 2008	6.44%	(0.30)%	1.42%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173236 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R3 Shares
Trading Symbol	JCPPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R3 Shares)	$90	0.87%

Expenses Paid, Amount	$ 90
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R3 Shares returned 6.58% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R3 Shares)	September 9, 2016	6.58%	(0.07)%	1.66%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173237 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R4 Shares
Trading Symbol	JCPQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R4 Shares)	$64	0.62%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R4 Shares returned 6.85% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R4 Shares)	September 9, 2016	6.85%	0.18%	1.91%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000173238 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R5 Shares
Trading Symbol	JCPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R5 Shares)	$49	0.48%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.48%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R5 Shares returned 6.99% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R5 Shares)	September 9, 2016	6.99%	0.35%	2.07%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009624 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Core Plus Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JCPUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Core Plus Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Core Plus Bond Fund (Class R6 Shares)	$38	0.36%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.36%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Core Plus Bond Fund's Class R6 Shares returned 7.10% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index (the "Index") returned 5.81% for the year ended February 28, 2025.
  The Fund’s allocation to securitized credit, including asset-backed securities ("ABS"), commercial mortgage-backed securities ("CMBS") and nonagency mortgage-backed securities ("MBS"), was a significant contributor to relative performance. In particular, exposure to CMBS conduit and single-family rental CMBS helped performance.
  The Fund’s allocation to corporate credit contributed to performance, led by its out-of-Index allocation to high yield, followed by security selection within investment grade corporate credit.
  Within agency mortgages, the Fund’s overweight to agency commercial MBS contributed to excess returns as the sector benefited from strong demand; this was somewhat offset by the Fund’s underweight positioning in agency residential MBS, which detracted from performance relative to the Index as the sector outperformed U.S. Treasuries for the period.
  The Fund’s duration positioning detracted from relative performance as interest rate volatility and Federal Reserve policy uncertainty increased. The Fund tactically adjusted duration over the period, shifting between a small overweight in duration and neutral positioning relative to the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Core Plus Bond Fund (Class R6 Shares)	February 22, 2005	7.10%	0.44%	2.18%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 22,764,287,000
Holdings Count | Holding	2,951
Advisory Fees Paid, Amount	$ 59,819,000
Investment Company Portfolio Turnover	91.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$22,764,287
Total number of portfolio holdings	2,951
Portfolio turnover rate	91%
Total advisory fees paid (000's)	$59,819

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009633 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class A Shares
Trading Symbol	OGGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class A Shares)	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class A Shares, without a sales charge, returned 5.29% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class A Shares)	March 5, 1993	1.30%	(1.78)%	0.47%
JPMorgan Government Bond Fund (Class A Shares) - excluding sales charge		5.29	(1.04)	0.86
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Mar. 05, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009635 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class C Shares
Trading Symbol	OGVCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class C Shares)	$122	1.19%

Expenses Paid, Amount	$ 122
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class C Shares, without a sales charge, returned 4.67% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class C Shares)	March 22, 1999	3.67%	(1.60)%	0.35%
JPMorgan Government Bond Fund (Class C Shares) - excluding sales charge		4.67	(1.60)	0.35
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009632 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class I Shares
Trading Symbol	HLGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class I Shares)	$46	0.44%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class I Shares returned 5.56% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class I Shares)	February 8, 1993	5.56%	(0.78)%	1.12%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Feb. 08, 1993
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R2 Shares
Trading Symbol	JGBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R2 Shares)	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R2 Shares returned 4.93% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R2 Shares)	November 3, 2008	4.93%	(1.38)%	0.53%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171356 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R3 Shares
Trading Symbol	OGGPX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R3 Shares)	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R3 Shares returned 5.19% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R3 Shares)	September 9, 2016	5.19%	(1.13)%	0.76%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000171357 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R4 Shares
Trading Symbol	OGGQX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R4 Shares)	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R4 Shares returned 5.45% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R4 Shares)	September 9, 2016	5.45%	(0.88)%	1.00%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Sep. 09, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009631 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Government Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OGGYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Government Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Government Bond Fund (Class R6 Shares)	$30	0.29%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Government Bond Fund's Class R6 Shares returned 5.72% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. Government Bond Index (the "Index") returned 4.95% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to agency mortgage-backed securities was the largest contributor to relative performance over the period. Mortgage spreads tightened considerably helping them outperform benchmark Treasuries and agencies.
  A small allocation to Treasury Inflation Protected Securities ("TIPS") helped performance during the period, as inflation expectations rose across much of the curve.
  The Fund’s shorter duration compared to the Index was a headwind, as U.S. Treasury yields fell in the front and intermediate portions of the yield curve.  At the end of the period, the duration of the Fund was 5.69 years compared to the Index duration of 5.92 years.
  Some aspects of yield curve positioning detracted from relative performance over the period.  The Fund was underweight to the 1- to 5-year portion of the curve, where rates fell most, and overweight to the 10- to 20-year portion, where rates were more or less unchanged.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Government Bond Fund (Class R6 Shares)	August 1, 2016	5.72%	(0.64)%	1.24%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. Government Bond Index		4.95	(1.10)	1.02

Performance Inception Date	Aug. 01, 2016
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 1,998,249,000
Holdings Count | Holding	357
Advisory Fees Paid, Amount	$ 4,343,000
Investment Company Portfolio Turnover	10.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$1,998,249
Total number of portfolio holdings	357
Portfolio turnover rate	10%
Total advisory fees paid (000's)	$4,343

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009637 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class A Shares
Trading Symbol	OHYAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class A Shares)	$94	0.89%

Expenses Paid, Amount	$ 94
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class A Shares, without a sales charge, returned 10.15% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class A Shares)	November 13, 1998	5.96%	3.30%	3.57%
JPMorgan High Yield Fund (Class A Shares) - excluding sales charge		10.15	4.10	3.97
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Nov. 13, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009639 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class C Shares
Trading Symbol	OGHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class C Shares)	$146	1.39%

Expenses Paid, Amount	$ 146
Expense Ratio, Percent	1.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class C Shares, without a sales charge, returned 9.58% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class C Shares)	March 22, 1999	8.58%	3.56%	3.55%
JPMorgan High Yield Fund (Class C Shares) - excluding sales charge		9.58	3.56	3.55
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Mar. 22, 1999
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009636 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class I Shares
Trading Symbol	OHYFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class I Shares)	$67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class I Shares returned 10.34% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class I Shares)	November 13, 1998	10.34%	4.33%	4.21%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Nov. 13, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000070641 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R2 Shares
Trading Symbol	JHYZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R2 Shares)	$130	1.24%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R2 Shares returned 9.78% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R2 Shares)	November 3, 2008	9.78%	3.74%	3.62%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Nov. 03, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000192734 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R3 Shares
Trading Symbol	JRJYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R3 Shares)	$104	0.99%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R3 Shares returned 10.11% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R3 Shares)	August 21, 2017	10.11%	3.99%	3.87%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000192735 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R4 Shares
Trading Symbol	JRJKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R4 Shares)	$78	0.74%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R4 Shares returned 10.38% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R4 Shares)	August 21, 2017	10.38%	4.25%	4.13%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Aug. 21, 2017
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000033521 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R5 Shares
Trading Symbol	JYHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R5 Shares)	$62	0.59%

Expenses Paid, Amount	$ 62
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R5 Shares returned 10.51% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R5 Shares)	May 15, 2006	10.51%	4.43%	4.28%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	May 15, 2006
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009640 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan High Yield Fund
Class Name	Class R6 Shares
Trading Symbol	JHYUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan High Yield Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan High Yield Fund (Class R6 Shares)	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan High Yield Fund's Class R6 Shares returned 10.66% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81%, the ICE BofA US High Yield Constrained Index ("the Index") returned 10.06% and the Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index returned 10.09% for the year ended February 28, 2025.
  Security selection in the cable satellite and wirelines sectors and an overweight to the pharmaceuticals sector contributed to performance.
  Lumen Technologies, CommScope and DISH Network were the top contributors for the period.
  Security selection in the retailers and chemicals sectors and an overweight to the automotive sector detracted from performance.
  Claire’s, Rite Aid and Venator Materials were the top detractors in the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan High Yield Fund (Class R6 Shares)	February 22, 2005	10.66%	4.51%	4.38%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
ICE BofA US High Yield Constrained Index		10.06	4.80	4.98
Bloomberg U.S. Corporate High Yield - 2% Issuer Capped Index		10.09	4.91	5.06

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,457,866,000
Holdings Count | Holding	784
Advisory Fees Paid, Amount	$ 23,245,000
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,457,866
Total number of portfolio holdings	784
Portfolio turnover rate	26%
Total advisory fees paid (000's)	$23,245

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009647 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class A Shares
Trading Symbol	OMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class A Shares)	$65	0.63%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class A Shares, without a sales charge, returned 6.61% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class A Shares)	August 18, 2000	2.63%	(0.40)%	1.40%
JPMorgan Mortgage-Backed Securities Fund (Class A Shares) - excluding sales charge		6.61	0.36	1.79
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15

Performance Inception Date	Aug. 18, 2000
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,956,290,000
Holdings Count | Holding	2,426
Advisory Fees Paid, Amount	$ 9,867,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Effective March 1, 2025, Class A shares of the Fund are publicly offered on a limited basis, no front-end sales charge will be imposed on purchases of Class A Shares and no CDSC will be imposed on redemptions of Class A shares. In addition, Distribution fees on Class A Shares will be voluntarily waived by the Distributor.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]	JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000116212 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class C Shares
Trading Symbol	OBBCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class C Shares)	$117	1.13%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class C Shares, without a sales charge, returned 6.12% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class C Shares)	July 2, 2012	5.12%	(0.14)%	1.39%
JPMorgan Mortgage-Backed Securities Fund (Class C Shares) - excluding sales charge		6.12	(0.14)	1.39
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15

Performance Inception Date	Jul. 02, 2012
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,956,290,000
Holdings Count | Holding	2,426
Advisory Fees Paid, Amount	$ 9,867,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Effective March 1, 2025, Class C shares of the Fund are publicly offered on a limited basis, and no CDSC will be imposed on redemptions of Class C shares. In addition, Distribution fees on Class C Shares will be voluntarily waived by the Distributor.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]	JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009646 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class I Shares
Trading Symbol	OMBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class I Shares)	$40	0.38%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class I Shares returned 6.90% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class I Shares)	August 18, 2000	6.90%	0.62%	2.04%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15

Performance Inception Date	Aug. 18, 2000
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,956,290,000
Holdings Count | Holding	2,426
Advisory Fees Paid, Amount	$ 9,867,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]	JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009648 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Mortgage-Backed Securities Fund
Class Name	Class R6 Shares
Trading Symbol	JMBUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Mortgage-Backed Securities Fund (the "Fund") for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)	$24	0.23%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.23%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Mortgage-Backed Securities Fund's Class R6 Shares returned 6.95% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg U.S. MBS Index (the "Index") returned 6.53% for the year ended February 28, 2025.
  The Fund’s exposure to securitized products, corporate credit and emerging markets debt contributed to relative performance during the period.
  Securitized products were the leading contributors to performance over the period, driven by commercial mortgage-backed securities ("CMBS"), agency mortgage-backed securities ("agency MBS") and non-agency mortgage-backed securities ("non-agency MBS"). Asset-backed securities also contributed to performance during the period.
  High yield contributed positively to performance, as spreads tightened on strong fundamentals and better than expected economic data. Investment grade credit also contributed to relative performance during the period.
  The Fund’s duration positioning was the sole detractor from relative performance over the period given its shorter duration versus the Index.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Mortgage-Backed Securities Fund (Class R6 Shares)	February 22, 2005	6.95%	0.75%	2.19%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg U.S. MBS Index		6.53	(0.48)	1.15

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 5,956,290,000
Holdings Count | Holding	2,426
Advisory Fees Paid, Amount	$ 9,867,000
Investment Company Portfolio Turnover	88.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$5,956,290
Total number of portfolio holdings	2,426
Portfolio turnover rate	88%
Total advisory fees paid (000's)	$9,867

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
Material Fund Change [Text Block]
Material changes to the Fund during the period
At a meeting held on February 11-13 2025, the Fund’s Board of Trustees approved the reorganization (the “Reorganization”) of the Fund into a newly created exchange-traded fund, JPMorgan Mortgage-Backed Securities ETF (“JPMorgan Mortgage-Backed Securities ETF”). The Reorganization is expected to occur as of the close of business on or about June 27, 2025.
Following the Reorganization, the Fund’s performance and financial history will be adopted by JPMorgan Mortgage-Backed Securities ETF. JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]	JPMorgan Mortgage-Backed Securities ETF will be managed in a substantially similar way, but in order to give additional flexibility, private placements and zero-coupon securities will be added as principal investment strategies and the current 10% limit on investment in “sub-prime” mortgage-related securities at the time of purchase will be removed.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009654 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class A Shares
Trading Symbol	OGLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class A Shares)	$60	0.58%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.58%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class A Shares, without a sales charge, returned 5.89% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class A Shares)	February 18, 1992	3.46%	1.44%	1.47%
JPMorgan Short Duration Bond Fund (Class A Shares) - excluding sales charge		5.89	1.90	1.70
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71

Performance Inception Date	Feb. 18, 1992
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,266,855,000
Holdings Count | Holding	1,591
Advisory Fees Paid, Amount	$ 17,625,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009656 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class C Shares
Trading Symbol	OSTCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class C Shares)	$111	1.08%

Expenses Paid, Amount	$ 111
Expense Ratio, Percent	1.08%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class C Shares, without a sales charge, returned 5.41% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class C Shares)	November 1, 2001	4.41%	1.39%	1.29%
JPMorgan Short Duration Bond Fund (Class C Shares) - excluding sales charge		5.41	1.39	1.29
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71

Performance Inception Date	Nov. 01, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,266,855,000
Holdings Count | Holding	1,591
Advisory Fees Paid, Amount	$ 17,625,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009653 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class I Shares
Trading Symbol	HLLVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class I Shares)	$34	0.33%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.33%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class I Shares returned 6.14% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class I Shares)	September 4, 1990	6.14%	2.17%	1.95%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71

Performance Inception Date	Sep. 04, 1990
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,266,855,000
Holdings Count | Holding	1,591
Advisory Fees Paid, Amount	$ 17,625,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009657 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short Duration Bond Fund
Class Name	Class R6 Shares
Trading Symbol	JSDUX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short Duration Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short Duration Bond Fund (Class R6 Shares)	$28	0.27%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.27%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short Duration Bond Fund's Class R6 Shares returned 6.20% for the year ended February 28, 2025. The Bloomberg U.S. Aggregate Index returned 5.81% and the Bloomberg 1-3 Year U.S. Government/Credit Bond Index (the "Index") returned 5.54% for the year ended February 28, 2025.
  The Fund’s out-of-benchmark allocation to the securitized sector, specifically agency mortgage-backed securities and asset-backed securities, contributed to excess returns over the period.
  A strategic allocation to investment grade corporate credit, favoring financials over industrials, bolstered performance as well as security selection during the period.
  Cash used to maintain liquidity within the Fund was a detractor from relative performance during the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short Duration Bond Fund (Class R6 Shares)	February 22, 2005	6.20%	2.23%	2.10%
Bloomberg U.S. Aggregate Index		5.81	(0.52)	1.51
Bloomberg 1-3 Year U.S. Government/Credit Bond Index		5.54	1.53	1.71

Performance Inception Date	Feb. 22, 2005
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemptions of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 10,266,855,000
Holdings Count | Holding	1,591
Advisory Fees Paid, Amount	$ 17,625,000
Investment Company Portfolio Turnover	50.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$10,266,855
Total number of portfolio holdings	1,591
Portfolio turnover rate	50%
Total advisory fees paid (000's)	$17,625

Holdings [Text Block]	PORTFOLIO COMPOSITION - ASSET CLASS (% of Total Investments)
C000009692 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class A Shares
Trading Symbol	OSTAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class A Shares, without a sales charge, returned 2.88% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares)	May 4, 1998	0.60%	(0.17)%	0.79%
JPMorgan Short-Intermediate Municipal Bond Fund (Class A Shares) - excluding sales charge		2.88	0.29	1.01
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53

Performance Inception Date	May 04, 1998
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 794,448,000
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.
Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009694 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class C Shares
Trading Symbol	STMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	$120	1.19%

Expenses Paid, Amount	$ 120
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class C Shares, without a sales charge, returned 2.42% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares)	November 1, 2001	1.42%	(0.21)%	0.61%
JPMorgan Short-Intermediate Municipal Bond Fund (Class C Shares) - excluding sales charge		2.42	(0.21)	0.61
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53

Performance Inception Date	Nov. 01, 2001
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 794,448,000
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000077258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class I Shares
Trading Symbol	JIMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class I Shares returned 3.33% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class I Shares)	June 19, 2009	3.33%	0.73%	1.48%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53

Performance Inception Date	Jun. 19, 2009
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 794,448,000
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000205207 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Short-Intermediate Municipal Bond Fund
Class Name	Class R6 Shares
Trading Symbol	OSTSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Short-Intermediate Municipal Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Short-Intermediate Municipal Bond Fund's Class R6 Shares returned 3.38% for the year ended February 28, 2025. The Bloomberg US Municipal Index returned 2.96% and the Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index (the "Index") returned 3.23% for the year ended February 28, 2025.
  The overweight in the zero to one-year effective duration bucket positively impacted performance in the Fund, as this category outperformed throughout the year.
  The Fund’s overweight to A-rated bonds added to performance, as they outperformed on the year. Being overweight the outperforming housing sector also positively contributed to performance.
  The five- to six-year effective duration underperformed for the period; the Fund’s overweight to this bucket took from performance.
  The Fund’s underweight to the IDR/PCR sector detracted from performance, as it outperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Short-Intermediate Municipal Bond Fund (Class R6 Shares)	October 1, 2018	3.38%	0.80%	1.51%
Bloomberg US Municipal Index		2.96	0.67	2.33
Bloomberg U.S. 1-5 Year Blend (1-6) Municipal Bond Index		3.23	1.09	1.53

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Material Change Date	May 13, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 794,448,000
Holdings Count | Holding	374
Advisory Fees Paid, Amount	$ 1,079,000
Investment Company Portfolio Turnover	51.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$794,448
Total number of portfolio holdings	374
Portfolio turnover rate	51%
Total advisory fees paid (000's)	$1,079

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Strategies [Text Block]
Effective May 13, 2024, the Fund updated its main investment strategies to allow it to invest up to 25% of its Assets in municipal securities, the interest on which may be subject to the federal alternative minimum tax for individuals.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds.com/funddocuments
C000009697 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class A Shares
Trading Symbol	PMBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class A Shares)	$67	0.66%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class A Shares, without a sales charge, returned 3.46% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class A Shares)	March 1, 1988	(0.38)%	(0.90)%	1.42%
JPMorgan Tax Free Bond Fund (Class A Shares) - excluding sales charge		3.46	(0.15)	1.80
Bloomberg US Municipal Index		2.96	0.67	2.33

Performance Inception Date	Mar. 01, 1988
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 678,964,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 1,842,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009695 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class C Shares
Trading Symbol	JTFCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class C Shares)	$126	1.24%

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class C Shares, without a sales charge, returned 2.80% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class C Shares)	July 1, 2008	1.80%	(0.74)%	1.31%
JPMorgan Tax Free Bond Fund (Class C Shares) - excluding sales charge		2.80	(0.74)	1.31
Bloomberg US Municipal Index		2.96	0.67	2.33

Performance Inception Date	Jul. 01, 2008
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 678,964,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 1,842,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000009696 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class I Shares
Trading Symbol	PRBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class I Shares)	$45	0.44%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.44%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class I Shares returned 3.71% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class I Shares)	February 1, 1995	3.71%	0.07%	2.03%
Bloomberg US Municipal Index		2.96	0.67	2.33

Performance Inception Date	Feb. 01, 1995
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 678,964,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 1,842,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000205208 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Tax Free Bond Fund
Class Name	Class R6 Shares
Trading Symbol	RUNFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Tax Free Bond Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Tax Free Bond Fund (Class R6 Shares)	$40	0.39%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.39%
Factors Affecting Performance [Text Block]
How did the Fund Perform?
The JPMorgan Tax Free Bond Fund's Class R6 Shares returned 3.76% for the year ended February 28, 2025. The Bloomberg US Municipal Index (the "Index") returned 2.96% for the year ended February 28, 2025.
  The barbelled curve posture of the strategy boosted performance. Being overweight the zero to one-year effective duration bucket as well as the 10+ year effective duration bucket positively impacted performance in the Fund, as both categories outperformed throughout the year.
  The Fund’s overweight to BBB-rated bonds added to performance, as they outperformed on the year.
  The Fund’s overweight to the electric sector detracted from performance, as it underperformed over the period.

Performance Past Does Not Indicate Future [Text]	The performance quoted is past performance and is not a guarantee of future results.
Line Graph [Table Text Block]	Fund Performance
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	INCEPTION DATE	1 YEAR	5 YEAR	10 YEAR
JPMorgan Tax Free Bond Fund (Class R6 Shares)	October 1, 2018	3.76%	0.11%	2.05%
Bloomberg US Municipal Index		2.96	0.67	2.33

Performance Inception Date	Oct. 01, 2018
No Deduction of Taxes [Text Block]	Also, performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on gains resulting from redemption or sale of Fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available by visiting www.jpmorganfunds.com or by calling 1-800-480-4111.
Net Assets	$ 678,964,000
Holdings Count | Holding	302
Advisory Fees Paid, Amount	$ 1,842,000
Investment Company Portfolio Turnover	71.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$678,964
Total number of portfolio holdings	302
Portfolio turnover rate	71%
Total advisory fees paid (000's)	$1,842

Holdings [Text Block]
CREDIT QUALITY ALLOCATIONS
(% of Total Investments)
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Quality Explanation [Text Block]
The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch. When calculating the credit quality breakdown, the Portfolio manager selects the middle rating of the agencies when all three agencies rate a security. The Portfolio manager will use the lower of the two ratings if only two agencies rate a security and will use one rating if that is all that is provided. Securities that are not rated by any of the three agencies are reflected as not rated.

Credit Ratings Selection [Text Block]	The Portfolio manager uses credit quality ratings on underlying securities of the portfolio from three major ratings agencies - S&P, Moody's and Fitch.
C000010926 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010922 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Capital Shares
Trading Symbol	CJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Capital Shares)	$18	0.18%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.18%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010918 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010927 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Investor Shares
Trading Symbol	HLPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Investor Shares)	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010923 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Morgan Shares)	$59	0.58%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.58%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010924 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Premier Shares)	$44	0.43%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.43%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010925 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Liquid Assets Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HPIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Liquid Assets Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Liquid Assets Money Market Fund (Reserve Shares)	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Net Assets	$ 76,267,100,000
Holdings Count | Holding	467
Advisory Fees Paid, Amount	$ 54,091,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$76,267,100
Total number of portfolio holdings	467
Total advisory fees paid (000's)	$54,091

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	64.7
8–30 calendar days	5.5
31–60 calendar days	8.7
61–90 calendar days	7.4
91–180 calendar days	8.2
181+ calendar days	5.5

C000010932 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Agency Shares
Trading Symbol	JMAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Agency Shares)	$26	0.26%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.26%
Net Assets	$ 2,402,163,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 1,649,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9

C000010928 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 2,402,163,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 1,649,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9

C000010929 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Morgan Shares)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Net Assets	$ 2,402,163,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 1,649,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9

C000010930 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Premier Shares
Trading Symbol	HTOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Premier Shares)	$44	0.44%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.44%
Net Assets	$ 2,402,163,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 1,649,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9

C000010933 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan Municipal Money Market Fund
Class Name	Service Shares
Trading Symbol	SJMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan Municipal Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan Municipal Money Market Fund (Service Shares)	$105	1.04%

Expenses Paid, Amount	$ 105
Expense Ratio, Percent	1.04%
Net Assets	$ 2,402,163,000
Holdings Count | Holding	323
Advisory Fees Paid, Amount	$ 1,649,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$2,402,163
Total number of portfolio holdings	323
Total advisory fees paid (000's)	$1,649

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	73.5
8–30 calendar days	5.5
31–60 calendar days	4.3
61–90 calendar days	1.5
91–180 calendar days	12.3
181+ calendar days	2.9

C000212348 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Academy Shares
Trading Symbol	JGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Academy Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorgan.com/academy or upon request at 1-646-341-6869.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]	This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorgan.com/academy or upon request at 1-646-341-6869.
Updated Prospectus Phone Number	1-646-341-6869
Updated Prospectus Web Address	www.jpmorgan.com/academy
C000010945 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Agency Shares
Trading Symbol	OGAXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000010941 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Capital Shares
Trading Symbol	OGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Capital Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000225258 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Empower Shares)	$17	0.17%

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.17%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000115393 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	IM Shares
Trading Symbol	MGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (IM Shares)	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds.com/jpmfpages/imshares or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds.com/jpmfpages/imshares
C000010940 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000078417 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Investor Shares
Trading Symbol	JGMXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Investor Shares)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000010942 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Morgan Shares)	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-480-4111.

Updated Prospectus Phone Number	1-800-480-4111
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000010943 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Premier Shares
Trading Symbol	OGSXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000010944 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Reserve Shares
Trading Symbol	RJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Reserve Shares)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000010946 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Government Money Market Fund
Class Name	Service Shares
Trading Symbol	SJGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Government Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Material Fund Change Notice [Text Block]	This report describes material changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Government Money Market Fund (Service Shares)	$104	1.02%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.02%
Material Change Date	Nov. 01, 2024
Net Assets	$ 304,476,631,000
Holdings Count | Holding	201
Advisory Fees Paid, Amount	$ 215,750,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$304,476,631
Total number of portfolio holdings	201
Total advisory fees paid (000's)	$215,750

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	61.3
8–30 calendar days	5.9
31–60 calendar days	11.0
61–90 calendar days	6.7
91–180 calendar days	9.6
181+ calendar days	5.5

Material Fund Change [Text Block]
Material changes to the Fund during the period
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Material Fund Change Expenses [Text Block]
Effective November 1, 2024, the Fund’s adviser contractually agreed to waive 0.01% of its advisory fee on the average daily assets of the Fund in excess of $250 billion. This waiver is in effect through November 1, 2026, at which time it will be determined whether such waiver will be renewed or revised.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since March 1, 2024. For more complete information, you may review the Fund’s prospectus at www.jpmorganfunds/com/funddocuments or upon request at 1-800-766-7722.

Updated Prospectus Phone Number	1-800-766-7722
Updated Prospectus Web Address	www.jpmorganfunds/com/funddocuments
C000222399 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Academy Shares
Trading Symbol	JPCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorgan.com/academy. You can also request this information by contacting us at 1-646-341-6869, by sending an e-mail request to funds@academysecurities.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-646-341-6869
Additional Information Email	funds@academysecurities.com
Additional Information Website	www.jpmorgan.com/academy
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Academy Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000010953 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Agency Shares
Trading Symbol	AJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Agency Shares)	$27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000165408 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Capital Shares
Trading Symbol	JTCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Capital Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000225259 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Empower Shares
Trading Symbol	EJUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Empower Shares)	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000115394 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	IM Shares
Trading Symbol	MJPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/jpmfpages/imshares. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/jpmfpages/imshares
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (IM Shares)	$13	0.12%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.12%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000010947 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Institutional Class Shares
Trading Symbol	IJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Institutional Class Shares)	$21	0.21%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.21%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000010954 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Investor Shares
Trading Symbol	HGOXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Investor Shares)	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000010950 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Morgan Shares
Trading Symbol	MJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the "Fund") for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-480-4111, by sending an e-mail request to Funds.Website.Support@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-480-4111
Additional Information Email	Funds.Website.Support@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Morgan Shares)	$59	0.57%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	0.57%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000010951 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Premier Shares
Trading Symbol	PJTXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Premier Shares)	$43	0.42%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.42%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1

C000010952 [Member]
Shareholder Report [Line Items]
Fund Name	JPMorgan U.S. Treasury Plus Money Market Fund
Class Name	Reserve Shares
Trading Symbol	HTIXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the JPMorgan U.S. Treasury Plus Money Market Fund (the “Fund”) for the period March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.jpmorganfunds.com/funddocuments. You can also request this information by contacting us at 1-800-766-7722, by sending an e-mail request to global_liquidity_funds_services_us@jpmorganfunds.com or by asking any financial intermediary that offers shares of the Fund.
Additional Information Phone Number	1-800-766-7722
Additional Information Email	global_liquidity_funds_services_us@jpmorganfunds.com
Additional Information Website	www.jpmorganfunds.com/funddocuments
Expenses [Text Block]
What were the Fund costs for the last year?
(based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
JPMorgan U.S. Treasury Plus Money Market Fund (Reserve Shares)	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Net Assets	$ 46,984,182,000
Holdings Count | Holding	84
Advisory Fees Paid, Amount	$ 33,933,000
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS
Fund net assets (000's)	$46,984,182
Total number of portfolio holdings	84
Total advisory fees paid (000's)	$33,933

Holdings [Text Block]	EFFECTIVE MATURITY (% of total investments)
2–7 calendar days	57.9
8–30 calendar days	4.7
31–60 calendar days	8.7
61–90 calendar days	9.4
91–180 calendar days	13.2
181+ calendar days	6.1